Other (expense) income (Tables)	6 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Schedule of other income

Note 8	Other (expense) income

		THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	NOTE	2020	2019	2020	2019
Losses on retirements and disposals of property, plant and equipment and intangible assets		(54)	(1)	(70)	(6)
Net mark-to-market (losses) gains on derivatives used to economically hedge equity settled share-based compensation plans		(9)	12	(37)	112
Early debt redemption costs	12	—	(18)	(17)	(18)
Equity gains (losses) from investments in associates and joint ventures
Gain (loss) on investment		11	(53)	21	(53)
Operations		(24)	(6)	(15)	5
Losses on investments		—	—	—	(4)
Other		(4)	12	(9)	15
Total other (expense) income		(80)	(54)	(127)	51